Financial Instruments - Categories of Financial Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Financial assets
Financial assets at amortized cost	¥ 1,840,246	$ 267,653
Loans and receivables (including cash and cash equivalents)			¥ 1,729,367
Financial liabilities
Financial liabilities at amortized cost	¥ 1,084,886	$ 157,790	¥ 1,188,978